RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	$ 1,232,387
Ending balance	2,250,489	$ 1,232,387
Mullen Technologies Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	1,232,387
Additions	839,045	1,232,387
Repayments
Conversion
Accrued interest	179,057
Ending balance	2,250,489	1,232,387
Mullen Technologies Inc. [Member] | Advances [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	1,232,387
Additions	392,954	1,232,387
Repayments
Conversion	(1,388,405)
Accrued interest
Ending balance	236,936	1,232,387
Mullen Technologies Inc. [Member] | Interest On Advances [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance
Additions
Repayments
Conversion
Accrued interest	91,030
Ending balance	91,030
Mullen Technologies Inc. [Member] | Notes Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance
Additions	446,091
Repayments
Conversion	1,388,405
Accrued interest
Ending balance	1,834,496
Mullen Technologies Inc. [Member] | Interest On Note Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance
Additions
Repayments
Conversion
Accrued interest	88,027
Ending balance	$ 88,027